Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating expenses:
Research and development	$ 677,151	$ 1,025,442	$ 1,767,942	$ 2,425,404	$ 2,861,231	$ 2,737,688
Clinical and regulatory	3,718,902	1,258,566	9,261,529	3,218,137	5,348,091	1,397,157
General and administrative	947,392	832,101	3,150,394	2,844,883	3,977,605	2,429,796
Total operating expenses	5,343,445	3,116,109	14,179,865	8,488,424	12,186,927	6,564,641
Loss from operations	(5,343,445)	(3,116,109)	(14,179,865)	(8,488,424)	(12,186,927)	(6,564,641)
Interest income					40,570	10,068
Interest income	20,121	9,740	49,970	27,261
Other income (expense)	4,449	(12,762)	29,909	(39,291)	(23,500)	23,828
Interest expense	(108,834)	(8,138)	(257,339)	(8,138)	(73,354)	(79,119)
Total non-operating (expenses) income	(84,264)	(11,160)	(177,460)	(20,168)	(56,284)	(45,223)
Net loss	(5,427,709)	(3,127,269)	(14,357,325)	(8,508,592)	(12,243,211)	(6,609,864)
Net loss - non-controlling interest	(242,244)	(126,865)	(549,190)	(330,675)	$ (454,394)	(198,516)
Beneficial conversion charge						(2,300,000)
Preferred stock dividend						(361,668)
Net loss attributable to Heat Biologics, Inc.	$ (5,185,465)	$ (3,000,404)	$ (13,808,135)	$ (8,177,917)	$ (11,788,817)	$ (9,073,016)
Net loss per share attributable to Heat Biologics, Inc.-basic and diluted	$ (0.62)	$ (0.46)	$ (1.75)	$ (1.27)	$ (1.83)	$ (2.42)
Weighted-average number of common shares used in net loss per share attributable to common stockholders - basic and diluted	8,408,376	6,469,272	7,880,637	6,445,129	6,454,866	3,747,357
Net loss	$ (5,427,709)	$ (3,127,269)	$ (14,357,325)	$ (8,508,592)	$ (12,243,211)	$ (6,609,864)
Other comprehensive loss:
Unrealized loss on foreign currency translation	(27,244)		(64,238)
Total comprehensive loss	(5,454,953)	$ (3,127,269)	(14,421,563)	$ (8,508,592)
Comprehensive loss attributable to non-controlling interest	(242,244)	(126,865)	(549,190)	(330,675)
Comprehensive loss - Heat Biologics, Inc.	$ (5,212,709)	$ (3,000,404)	$ (13,872,373)	$ (8,177,917)